Offerings	Mar. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock or Class B Common Stock
Amount Registered | shares	2,957,121
Proposed Maximum Offering Price per Unit	25.94
Maximum Aggregate Offering Price	$ 76,707,718.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,593.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of Class A common stock or Class B common stock that become issuable under the Plans (as defined below), by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A common stock or Class B common stock, as applicable.Consists of 2,957,121 shares of Class A common stock or Class B common stock (as determined by the plan administrator) that became available for issuance under the Voyager Technologies, Inc. 2025 Incentive Award Plan (the “2025 Plan”) by operation of an automatic annual increase provision therein. The shares authorized for issuance under the 2025 Plan are in the form of Class A common stock or Class B common stock (as determined by the plan administrator). Shares of Class B common stock can be exchanged on a one-for-one basis into shares of Class A common stock. As a result, we have registered the maximum number of shares of Class A common stock that could be issued.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	591,424
Proposed Maximum Offering Price per Unit	25.94
Maximum Aggregate Offering Price	$ 15,341,538.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,118.67
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of Class A common stock or Class B common stock that become issuable under the Plans (as defined below), by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A common stock or Class B common stock, as applicable.Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, and based on the average of the high and low prices of the Registrant’s shares of Class A common stock as reported on The New York Stock Exchange on March 9, 2026.Consists of 591,424 shares of the Registrant’s Class A common stock that became available for issuance on January 1, 2026 under the Voyager Technologies, Inc. 2025 Employee Stock Purchase Plan by operation of an automatic annual increase provision therein.